Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	2.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 6.6	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	$ 24.9	$ 16.1
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.00%	(1.50%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ 0.0	$ (3.3)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18.3	$ 12.8
Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.20%)	(0.80%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.5	$ 1.8
VIU after reasonably possible favourable changes in key assumptions	$ 18.9	$ 17.8
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.00%	0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (7.1)	$ 0.0
VIU after reasonably possible unfavourable changes in key assumptions	$ 11.2	$ 16.1
Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.35%)	(1.00%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.7	$ 2.3
VIU after reasonably possible favourable changes in key assumptions	$ 19.1	$ 18.4
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.65%	0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1.2)	$ 0.0
VIU after reasonably possible unfavourable changes in key assumptions	17.1	$ 16.1
Loan impairment charge as a percentage of customer advances
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	0.1	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	18.5	16.1
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(1.3)	(1.1)
VIU after reasonably possible unfavourable changes in key assumptions	$ 17.0	$ 15.0
Loan impairment charge as a percentage of customer advances | Not Later Than Four Years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.71%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.90%	0.93%
Loan impairment charge as a percentage of customer advances | After Four Years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.70%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.77%	0.80%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	60.00%	(0.30%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.2	$ 0.1
VIU after reasonably possible favourable changes in key assumptions	$ 18.6	$ 16.2
Change in bps due to reasonably possible unfavourable changes in key assumptions	30.00%	1.70%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (0.1)	$ (0.6)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18.2	$ 15.5
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(173.00%)	(1.70%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.5	$ 0.9
VIU after reasonably possible favourable changes in key assumptions	$ 19.8	$ 17.0
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.00%	2.50%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ 0.0	$ (1.4)
VIU after reasonably possible unfavourable changes in key assumptions	18.3	14.7
Bottom of range
Disclosure of associates [line items]
Reasonably possible VIU	14.7	10.8
Top of range
Disclosure of associates [line items]
Reasonably possible VIU	$ 21.1	$ 19.0